INTEREST RATE SWAP DERIVATIVES - Statement of Financial Position (Q3) (Details)	Sep. 30, 2021 USD ($) instrument	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivatives, Fair Value [Line Items]
Fair Value		$ 0	$ 34,567
Fair Value	$ (1,073,998)	$ (1,743,889)	$ (1,021,724)
Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	4	8	12
Interest Rate Swaps | Liability
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	4	8	7
Fair Value	$ (1,073,998)	$ (1,743,889)	$ (1,021,724)
Interest Rate Swaps | Assets
Derivatives, Fair Value [Line Items]
Number of Instruments | instrument	0	0	5
Fair Value	$ 0	$ 0	$ 34,567